Fair Value Measurements - Determination of fair value of New Adagio Common Stock and Non-Redeeming subscription agreement shares on inception (Details) - Level 3	Jun. 21, 2024 $ / shares	Feb. 13, 2024 $ / shares
CIK0001838821_ARYA Sciences Acquisition Corp IV
Fair Value Measurements
Multiplying factor of purchase price for adjusted price per share	1.2	1.2
Base share price | CIK0001838821_ARYA Sciences Acquisition Corp IV
Fair Value Measurements
Own equity measurement input		10.00
Base share price | Non-Redemption subscription agreement | CIK0001838821_ARYA Sciences Acquisition Corp IV
Fair Value Measurements
Own equity measurement input	10.00
Adjusted per Share
Fair Value Measurements
Multiplying factor of purchase price for adjusted price per share		1.2
Adjusted per Share | CIK0001838821_ARYA Sciences Acquisition Corp IV
Fair Value Measurements
Own equity measurement input		8.33
Adjusted per Share | Non-Redemption subscription agreement
Fair Value Measurements
Multiplying factor of purchase price for adjusted price per share	1.2
Adjusted per Share | Non-Redemption subscription agreement | CIK0001838821_ARYA Sciences Acquisition Corp IV
Fair Value Measurements
Own equity measurement input	8.33
Adjusted share price | CIK0001838821_ARYA Sciences Acquisition Corp IV
Fair Value Measurements
Own equity measurement input		7.00
Adjusted share price | Non-Redemption subscription agreement | CIK0001838821_ARYA Sciences Acquisition Corp IV
Fair Value Measurements
Own equity measurement input	7.08
Probability of closing | CIK0001838821_ARYA Sciences Acquisition Corp IV
Fair Value Measurements
Own equity measurement input		0.7500
Probability of closing | Non-Redemption subscription agreement | CIK0001838821_ARYA Sciences Acquisition Corp IV
Fair Value Measurements
Own equity measurement input	0.9500
Estimated fair value per share at closing | CIK0001838821_ARYA Sciences Acquisition Corp IV
Fair Value Measurements
Own equity measurement input		5.25
Estimated fair value per share at closing | Non-Redemption subscription agreement | CIK0001838821_ARYA Sciences Acquisition Corp IV
Fair Value Measurements
Own equity measurement input	6.73